Share-Based Awards Plan - Option Activity (Detail) - iQIYI - 2010 and 2021 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of shares options
Outstanding, December 31, 2023	532,286,814
Granted	80,139,500
Forfeited / Expired	(10,216,305)
Exercised	(23,754,087)
Outstanding, December 31, 2024	578,455,922	532,286,814
Vested and expected to vest at December 31, 2024	563,629,595
Exercisable at December 31, 2024	368,205,208
Weighted average exercise price (US$)
Outstanding, December 31, 2023	$ 0.31
Granted	0.01
Forfeited / Expired	0.12
Exercised	0.23
Outstanding, December 31, 2024	0.28	$ 0.31
Vested and expected to vest at December 31, 2024	0.28
Exercisable at December 31, 2024	$ 0.4
Weighted average remaining contractual life (Years)
Outstanding	6 years 6 months	6 years 3 months 18 days
Vested and expected to vest at December 31, 2024	6 years 4 months 24 days
Exercisable at December 31, 2024	5 years 4 months 24 days
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 73	$ 205
Vested and expected to vest at December 31, 2024	69
Exercisable at December 31, 2024	$ 19